Net Loss Per Share Attributable to Common Stockholders	12 Months Ended
Dec. 31, 2020
Net Loss Per Share Attributable to Common Stockholders
Net Loss Per Share Attributable to Common Stockholders

Note 21 — Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Numerator:
Net loss	$(6,552)	$(12,678)	$(6,560)
Redeemable Convertible Preferred Stock dividends (undeclared and cumulative)	(1,884)	(1,579)	(1,014)
Net loss attributable to common stockholders	(8,436)	(14,257)	(7,574)
Denominator:
Weighted average shares outstanding, basic and diluted	3,716,526	3,716,526	3,716,526
Net loss per share attributable to common stockholders, basic and diluted	$(2.27)	$(3.84)	$(2.04)

The following table summarizes the outstanding potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders because the impact of including them would have been antidilutive for the years ended December 31, 2020, 2019, and 2018:

	2020	2019	2018
Redeemable Convertible Preferred Stock outstanding	2,034,751	2,034,751	1,220,851
Convertible notes payable	348,910	282,211	—
Stock warrants	76,257	68,581	23,460
Stock options outstanding to purchase shares of common stock	542,826	433,326	416,702
Total	3,002,744	2,818,869	1,661,013